Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Total amount receivables	$ 810,336	$ 324,960
Write-offs amount	0	78,485	$ 11,856
impairment losses	0	0	0
Research and development expenses, net	$ 307,962	$ 259,473	$ 98,138
Diluted income (loss) per share (in Shares)	5,895,983	5,685,694	5,206,700
Uncertain tax positions	$ 0
Severance pay expenses	$ 139,137	$ 81,212	$ 61,169
Repurchased ordinary shares (in Shares)	120,715	120,715